Accounts receivable, net	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Accounts receivable, net

Note 5 – Accounts receivable, net

Accounts receivable, net consist of the following:

	June 30, 2025	December 31, 2024
	(Unaudited)
Trade accounts receivable	$2,692,658	$4,220,194
Allowance for credit losses	(338,707)	(360,701)
Total accounts receivable, net	$2,353,951	$3,859,493

Movement of allowance for credit losses consist of the following:

	June 30, 2025	December 31, 2024
	(Unaudited)
Beginning balance	$360,701	$—
Acquisition of subsidiary	—	360,701
Addition	29,585	—
Reverse	(60,444)	—
Foreign exchange adjustment	8,865	—
Ending balance	$338,707	$360,701

The Company does not require collateral for, or interest on accounts receivable. The Company maintains an allowance for estimated credit losses, and when it is determined that they are uncollectible, the allowance for credit losses and corresponding receivables are written off.